Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, December 31, 2025	94,990,150	(17,342,229)	77,647,921

Depreciation for the period	—	(3,725,214)	(3,725,214)

Acquisition and improvements	22,329,000	—	22,329,000

Balance, June 30, 2026	117,319,150	(21,067,443)	96,251,707